Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Common Stock [Member]		Capital Reserve [Member]	Additional Paid-in Capital [Member]		Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018		$ 29	[1]	$ 4	$ 248	[1]	$ (480)	$ (199)
Balance, shares at Dec. 31, 2018	[1]	28,896,912
Effect of early adoption of ASU 2018-07	[2]				14			14
Issuance of common stock, net			[3]		300			300
Issuance of common stock, net, shares	[1]	1,288,271
Capital reserve for transaction with related parties				20				20
Liability reclassified to equity (see note 9A)					32			32
Loss for the year							(248)	248
Balance at Dec. 31, 2019		$ 29	[1]	24	594	[1]	(728)	(81)
Balance, shares at Dec. 31, 2019	[1]	30,185,183
Issuance of common stock, net		$ 1			80			81
Issuance of common stock, net, shares		343,536
Exercise of warrants		$ 1			73			74
Exercise of warrants, shares		515,226
Private placement of common stock and warrants, net		$ 23			2,056			2,079
Private placement of common stock and warrants, net, shares		22,542,078
Loss for the year							(752)	752
Balance at Dec. 31, 2020		$ 54		$ 24	$ 2,803		$ (1,480)	$ 1,401
Balance, shares at Dec. 31, 2020		53,586,023

[1]	Adjusted to reflect the share capital of the combined entity, see also Note 10A.
[2]	See Note 2(J) and Note 9 for the adoption of ASU 2018-07
[3]	Represents an amount less than US$ 1 thousand.